INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories text block [Text Block]

	2023	2022
	US$’000	US$’000

Bunkers and other consumables at cost	10,755	15,278
	-	-
Ships reclassified from ships, property plant and equipment as held for sale asset (Note 12) (a)	141,345	28,853
Sale of ships recognised as inventories (a)	(141,345)	(28,853)
	10,755	15,278

Disclosure of Detailed Information of Reclassification of Ships as Inventoriestext block [Text Block]
(a)	Ships reclassified from ships, property, plant and equipment as inventories is reconciled as follows:

	2023	2022
	US$’000	US$’000

Cost	260,971	41,297
Accumulated depreciation	(83,663)	(12,444)
Impairment	(35,963)	-
Carrying amount	141,345	28,853